Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
Inst | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 30, 2013
Prospectus

The following information replaces similar information for found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.